UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	May 9, 2001

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	114

Form 13F Information Table Value Total:	106067



List of Other included Managers:

  No. 	13F File Number		Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      COM              00130H105      540    10800 SH       SOLE                    10800
                                                               461     9220 SH       DEFINED                  9220
AOL Time Warner Inc.           COM              00184a105       90     2242 SH       SOLE                     2242
                                                              1493    37187 SH       DEFINED                 37187
Abbott Laboratories Inc.       COM              002824100       38      800 SH       SOLE                      800
                                                               607    12860 SH       DEFINED                 12860
American Home Products         COM              026609107     1257    21400 SH       DEFINED                 21400
American Int'l Group Inc.      COM              026874107       83     1025 SH       SOLE                     1025
                                                              1522    18903 SH       DEFINED                 18903
Amgen Inc.                     COM              031162100      340     5650 SH       SOLE                     5650
                                                              1254    20830 SH       DEFINED                 20830
Anheuser Busch Co.             COM              035229103      845    18400 SH       DEFINED                 18400
Avon Products Inc.             COM              054303102      557    13930 SH       SOLE                    13930
                                                              1890    47265 SH       DEFINED                 47265
Bristol-Myers Squibb Co.       COM              110122108      297     5000 SH       SOLE                     5000
                                                               137     2300 SH       DEFINED                  2300
Cablevision Sys Corp-Cl A      COM              12686C109      211     3000 SH       DEFINED                  3000
Cardinal Health Inc.           COM              14149Y108      554     5726 SH       SOLE                     5726
                                                              2009    20762 SH       DEFINED                 20762
Chevron Corp.                  COM              166751107      569     6475 SH       DEFINED                  6475
Cisco Systems Inc.             COM              17275R102       10      610 SH       SOLE                      610
                                                               253    15994 SH       DEFINED                 15994
Citigroup Inc.                 COM              172967101      815    18119 SH       SOLE                    18119
                                                              2915    64802 SH       DEFINED                 64802
Computer Sciences Corp.        COM              205363104       57     1770 SH       SOLE                     1770
                                                               829    25630 SH       DEFINED                 25630
Conoco Inc. Class A.           COM              208251306      281    10000 SH       DEFINED                 10000
Dover Corp.                    COM              260003108      287     8000 SH       DEFINED                  8000
EMC Corp.                      COM              268648102       16      550 SH       SOLE                      550
                                                               494    16790 SH       DEFINED                 16790
El Paso Corporation            COM              28336l109      614     9400 SH       SOLE                     9400
                                                              3024    46305 SH       DEFINED                 46305
Electronic Data Systems Corp.  COM              285661104      128     2300 SH       SOLE                     2300
                                                              1348    24130 SH       DEFINED                 24130
Enron Corp.                    COM              293561106      439     7560 SH       SOLE                     7560
                                                              1347    23190 SH       DEFINED                 23190
Exxon Mobil Corp.              COM              30231g102      871    10748 SH       SOLE                    10748
                                                              2787    34412 SH       DEFINED                 34412
First Data Corp.               COM              319963104       60     1000 SH       SOLE                     1000
                                                               358     6000 SH       DEFINED                  6000
General Electric Co.           COM              369604103      499    11930 SH       SOLE                    11930
                                                              5509   131605 SH       DEFINED                131605
Goldman Sachs Group            COM              38141G104      196     2300 SH       SOLE                     2300
                                                              1319    15500 SH       DEFINED                 15500
Health Management Associates   COM              421933102        9      600 SH       SOLE                      600
                                                               451    29000 SH       DEFINED                 29000
Hewlett Packard Co.            COM              428236103      102     3250 SH       SOLE                     3250
                                                              1325    42360 SH       DEFINED                 42360
Home Depot Inc.                COM              437076102       73     1700 SH       SOLE                     1700
                                                              1418    32890 SH       DEFINED                 32890
International Business Machine COM              459200101      145     1510 SH       SOLE                     1510
                                                               761     7912 SH       DEFINED                  7912
J. P. Morgan Chase & Co.       COM              46625h100       33      740 SH       SOLE                      740
                                                               241     5375 SH       DEFINED                  5375
Johnson & Johnson              COM              478160104      195     2225 SH       SOLE                     2225
                                                              1568    17925 SH       DEFINED                 17925
MBNA Corp.                     COM              55262L100      242     7322 SH       SOLE                     7322
                                                              2437    73619 SH       DEFINED                 73619
Marsh & McLennan Cos.          COM              571748102      523     5500 SH       SOLE                     5500
                                                              2326    24475 SH       DEFINED                 24475
Medtronic Inc.                 COM              585055106       11      240 SH       SOLE                      240
                                                               895    19560 SH       DEFINED                 19560
Merck & Co.                    COM              589331107      564     7430 SH       SOLE                     7430
                                                              2972    39160 SH       DEFINED                 39160
Merrill Lynch & Co.            COM              590188108      376     6780 SH       SOLE                     6780
                                                              1074    19395 SH       DEFINED                 19395
Minnesota Mining & Mfg         COM              604059105      447     4300 SH       SOLE                     4300
                                                              1633    15715 SH       DEFINED                 15715
Northern Trust Corp.           COM              665859104      436     6970 SH       SOLE                     6970
                                                              1104    17660 SH       DEFINED                 17660
Omnicom Group Inc.             COM              681919106       62      750 SH       SOLE                      750
                                                              1364    16460 SH       DEFINED                 16460
Oracle Corp.                   COM              68389x105        5      320 SH       SOLE                      320
                                                               380    25380 SH       DEFINED                 25380
Pepsico, Inc.                  COM              713448108      690    15705 SH       SOLE                    15705
                                                              2283    51950 SH       DEFINED                 51950
Pfizer Inc.                    COM              717081103      809    19750 SH       SOLE                    19750
                                                              2493    60879 SH       DEFINED                 60879
Procter & Gamble Co.           COM              742718109      590     9425 SH       SOLE                     9425
                                                              3214    51340 SH       DEFINED                 51340
SBC Communications Inc.        COM              78387G103       45     1000 SH       SOLE                     1000
                                                               552    12365 SH       DEFINED                 12365
Safeway Inc.                   COM              786514208      613    11110 SH       SOLE                    11110
                                                              2954    53565 SH       DEFINED                 53565
Schlumberger Ltd.              COM              806857108      323     5610 SH       SOLE                     5610
                                                              1671    29005 SH       DEFINED                 29005
Solectron Corp.                COM              834182107       56     2920 SH       SOLE                     2920
                                                               517    27185 SH       DEFINED                 27185
State Street Boston Corp.      COM              857477103      168     1800 SH       SOLE                     1800
                                                              2328    24925 SH       DEFINED                 24925
Sun Microsystems               COM              866810104       59     3825 SH       SOLE                     3825
                                                               907    59030 SH       DEFINED                 59030
Target Corp.                   COM              87612e106      437    12100 SH       SOLE                    12100
                                                               896    24830 SH       DEFINED                 24830
Tennant Co.                    COM              880345103     4432   104894 SH       DEFINED                104894
Texas Instruments Inc.         COM              882508104       84     2700 SH       SOLE                     2700
                                                               918    29625 SH       DEFINED                 29625
Tyco International Ltd.        COM              902124106      538    12450 SH       SOLE                    12450
                                                              2012    46545 SH       DEFINED                 46545
United Parcel Service          COM              911312106      572    10050 SH       SOLE                    10050
                                                              2323    40820 SH       DEFINED                 40820
Verizon Communications         COM              92343v104      260     5280 SH       DEFINED                  5280
Viacom Inc.                    COM              925524308      202     4602 SH       DEFINED                  4602
Walgreen Co.                   COM              931422109      880    21575 SH       SOLE                    21575
                                                              5383   131935 SH       DEFINED                131935
Walt Disney Co.                COM              254687106       19      660 SH       SOLE                      660
                                                               360    12575 SH       DEFINED                 12575
Wells Fargo Bank               COM              949746101       25      500 SH       SOLE                      500
                                                              1230    24866 SH       DEFINED                 24866
Worldcom Inc.                  COM              98157d106      149     7960 SH       SOLE                     7960
                                                              1459    78075 SH       DEFINED                 78075
Wrigley Wm Jr. Co.             COM              982526105      357     7408 SH       DEFINED                  7408
St. Mary Ld & Expl Co.                          792228108      883    38000 SH       DEFINED                 38000
Butler Manufacturing Co.                        123655102        0    10378 SH       DEFINED                 10378